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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Mid-Cap Fund

Portfolio of Investments - September 30, 2004 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 90.6% of net assets

CONSUMER GOODS:	13.9%
John Wiley & Sons Inc.		72,025	2,301,199
Limited Inc.		129,305	2,882,208
Liz Claiborne		79,895	3,013,639
Mohawk Industries, Inc.*		36,720	2,915,201
Natuzzi SPA		107,610	1,162,188

CONSUMER STAPLES:	3.0%
Del Monte Foods*		253,225	2,656,330

FINANCIAL SERVICES:	2.9%
AG Edwards		74,765	2,588,364

HEALTHCARE:	5.9%
Community Health Systems		75,310	2,009,271
Laboratory Corp of America*		73,915	3,231,564

INDUSTRIAL:	17.1%
Dover Corporation		68,515	2,663,178
Expeditors International of Washington, Inc.		16,275	841,418
Hewitt Associates, Inc.*		119,485	3,161,573
Jacobs Engineering Group		78,870	3,019,932
Valassis Communicatications, Inc.*		83,965	2,483,685
Waste Management, Inc.		109,795	3,001,795

INSURANCE:	19.1%
Markel Corp*		12,985	4,004,574
Mercury General Corp		62,320	3,296,105
Odyssey Reinsurance Holdings		124,235	2,755,532
White Mountains Insurance		6,930	3,645,180
Willis Group Holding		86,815	3,246,881

MEDIA:	7.4%
Liberty Media Corp		326,345	2,845,728
Liberty Media International*		73,874	2,464,584
Scripps, Co.		25,610	1,223,646

RETAIL & RESTAURANTS:	10.9%
CARMAX, Inc.*		109,465	2,358,971
Ethan Allen Interiors		37,650	1,308,338
Office Depot, Inc.*		162,585	2,443,653
Tiffany & Company		74,970	2,304,578
YUM! Brands, Inc.		31,215	1,269,202

TECHNOLOGY:	8.1%
Fiserv, Inc.*		75,325	2,625,830
Intuit, Inc.*		58,250	2,644,550
Kemet Corp*		238,570	1,930,031

TELECOMMUNICATION:	2.3%
IDT Corporation*		136,835	1,995,054

TOTAL COMMON STOCKS (Cost $73,323,978)		$3,023,654	$80,293,982

REPURCHASE AGREEMENT: 11.5% of net assets
With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $10,413,953 in United States Treasury Notes due 5/15/06.

Proceeds at maturity are $10,211,428 (Cost $10,211,000).			10,211,000

TOTAL INVESTMENTS:102.1% of net assets (Cost $83,534,978)			$90,504,982

CASH AND RECEIVABLES LESS LIABILITIES: (2.1)% of net assets			(1,884,147)

NET ASSETS: 100.00%			$88,620,835

*Non-income producing

Mosaic Investors Fund

Portfolio of Investments - September 30, 2004 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 90% of net assets

BANKS:	3.2%
Wells Fargo Co		80,000	4,770,400

CONSUMER GOODS:	10.0%
Limited, Inc.		236,775	5,277,715
Liz Claiborne		141,995	5,356,051
Mohawk Industries Inc.*		53,325	4,233,472

CONSUMER STAPLES:	4.0%
Kraft Foods		66,925	2,122,861
Walgreen Co		107,500	3,851,725

FINANCIAL SERVICES:	8.6%
Freddie Mac		80,090	5,225,071
MBNA Corp		200,000	5,040,000
Morgan Stanley		52,475	2,587,017

HEALTHCARE:	9.8%
Baxter International		108,455	3,487,913
Johnson & Johnson		100,000	5,633,000
Pfizer, Inc.		178,385	5,458,581

INDUSTRIAL:	4.7%
Dover Corp		63,515	2,468,828
Waste Management Inc.		164,650	4,501,531

INSURANCE:	14.3%
AIG US		45,755	3,110,882
Berkshire Hathaway*		1,785	5,124,735
MGIC Investment Corp		68,780	4,577,309
Markel Corp*		12,750	3,932,100
Willis Group Holding		120,010	4,488,374

MEDIA:	10.7%
Comcast Corp		189,065	5,278,695

Liberty Media Corp		676,090	5,895,505

Viacom		139,280	4,674,237

RETAIL & RESTAURANTS:	8.1%
Costco Wholesale Corp		113,185	4,703,969
McDonald's Corp		164,870	4,621,306
Target Corp		60,000	2,715,000

TECHNOLOGY:	16.6%
First Data Corp		113,690	4,945,515
Fiserv Inc*		161,135	5,617,166
Intuit Inc*		119,100	5,407,140
Microsoft Corp		200,195	5,535,392
Taiwan Semiconductor		456,844	3,261,866

TOTAL COMMON STOCKS (Cost $117,417,488)			$133,903,356

REPURCHASE AGREEMENT: 9.9% of net assets
With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $14,955,460 in United States Treasury Notes due 5/15/06.

Proceeds at maturity are $14,664,615 (Cost $14,664,000).			14,664,000

TOTAL INVESTMENTS: 99.9% of net assets (Cost $132,081,488)			$148,567,356

CASH AND RECEIVABLES LESS LIABILITIES: 0.1% of net assets			215,394

NET ASSETS: 100.00%			$148,782,750

*Non-income producing

Mosaic Balanced Fund

Portfolio of Investments - September 30, 2004 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 62.2% of net assets

BANKS:	2.1%
Wells Fargo Co		9,070	540,844

CONSUMER GOODS:	6.8%
Liz Claiborne		16,265	613,516
Limited Inc.		27,065	603,279
Mohawk Industries Inc.*		6,255	496,584

CONSUMER STAPLES:	2.8%
Kraft Foods		8,300	263,276
Walgreen Co		12,625	452,354

FINANCIAL SERVICES:	5.9%
Freddie Mac		9,575	624,673
MBNA Corp		22,535	567,882
Morgan Stanley		5,835	287,666

HEALTHCARE:	6.8%
Baxter International		12,905	415,025
Johnson & Johnson		11,795	664,412
Pfizer, Inc.		21,105	645,813

INDUSTRIAL:	3.3%
Dover Corp		7,675	298,327
Waste Management Inc.		19,295	527,525

INSURANCE:	10.0%
AIG US		5,600	380,744
Bershire Hathaway*		210	602,910
MGIC Investment Corp		8,170	543,714
Markel Corp*		1,485	457,974
Willis Group Holding		14,120	528,088

MEDIA:	7.1%
Comcast Corp		20,790	580,457
Liberty Media Corp		78,960	688,531
Viacom		15,405	516,992

RETAIL & RESTAURANTS:	5.8%
Costco Wholesale Corp		13,935	579,139
McDonald's Corp		19,115	535,793
Target Corp		7,610	344,353

TECHNOLOGY:	11.6%
First Data Corp		14,040	610,740
Fiserv Inc*		18,990	661,991
Intuit Inc*		13,970	634,238
Microsoft Corp		24,045	664,844
Taiwan Semiconductor		49,730	355,072

TOTAL COMMON STOCKS (Cost $13,612,662)			15,686,756

		Principal
		Amount
DEBT INSTRUMENTS: 30.7% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:	1.0%
Target Corp., 5.5%, 4/1/07		250,000	264,665

CONSUMER STAPLES:	0.6%
Kraft Foods, Inc. 4.625%, 11/1/06		150,000	154,338

FINANCIALS:	6.7%
Citigroup Inc, 5.75%, 5/10/06		325,000	339,835
Countrywide Home Loan, 5.625%, 5/15/07		210,000	221,571
Goldman Sachs, 7.35%, 10/1/09		230,000	264,135
Household Finance Co., 7.875%, 3/1/07		240,000	265,744
Intl Lease Finance, 5.625%, 6/1/07		315,000	332,980
MGIC Investment Corp., 6%, 3/15/07		250,000	265,576

INDUSTRIAL:	2.8%
Chevron Phillips 5.375%, 6/15/07		280,000	293,302
Daimler Chrysler, 7.2%, 9/1/09		250,000	281,685
Ford Motor Credit, 6.875%, 2/1/06		125,000	130,844

OIL:	2.1%
CONOCO Inc, 6.35%, 4/15/09		290,000	321,445
Marathon Oil Corp., 5.375%, 6/1/07		200,000	209,914

RETAILERS-APPAREL:	1.2%
Kohls Corp., 6.7%, 2/1/06		280,000	293,413

TECHNOLOGY:	3.1%
Computer Sciences Co., 7.5%, 8/8/05		255,000	254,449
Hewlett-Packard Co., 5.5%, 7/1/07		200,000	211,557
Lexmark Intl, 6.75%, 5/15/08		290,000	316,604

TELECOMMUNICATIONS:	2.0%
AT & T Broadband, 8.375%, 3/15/13		200,000	242,579
Sprint Capital Corp, 6.125%, 11/15/08		250,000	270,090

US TREASURY & AGENCY OBLIGATIONS	11.2%
Fannie Mae, 6.0%, 12/15/05		500,000	521,386
Fannie Mae, 3.05%, 7/20/07		500,000	500,212
Fannie Mae, 3.25%, 8/15/08		400,000	397,010
Freddie Mac, 3.50%, 9/15/07		370,000	374,124
US Treasury Notes, 5.875%,11/15/05		400,000	416,125
US Treasury Notes, 4.625%,5/15/06		600,000	620,930

TOTAL DEBT INSTRUMENTS (Cost $7,607,337)			7,764,513

REPURCHASE AGREEMENT: 6.6% of net assets
With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $1,692,994 in United States Treasury Notes due 5/15/06.

Proceeds at maturity are $1,660,070 (Cost $1,660,000).			1,660,000

TOTAL INVESTMENTS: 99.5% of net assets (Cost $22,879,999)			25,111,269

CASH AND RECEIVABLES LESS LIABILITIES: 0.5% of net assets			129,566

NET ASSETS: 100.00%			25,240,835

*Non-income producing

Mosaic Foresight Fund

Portfolio of Investments - September 30, 2004 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 71.8% of net assets

BANKS:	7.7%
Marshall & Isley Co.		4,000	161,200
Washington Mutual		4,855	189,733

CONSUMER GOODS:	6.7%
Limited Inc.		7,520	167,621
Liz Claiborne		3,610	136,169

CONSUMER STAPLES:	2.5%
Walgreen Co.		3,300	118,239

FINANCIAL SERVICES:	9.5%
Freddie Mac		1,500	97,860
MBNA Corp		5,530	139,356
Morgan Stanley		3,960	195,228

HEALTHCARE:	6.1%
Bristol Myers Squibb		5,850	138,469
Pfizer, Inc.		4,535	138,771

INDUSTRIAL:	2.3%
Dover Corp		2,650	103,006

INSURANCE:	10.7%
MBIA Inc.		2,250	130,973
MGIC Investment Corp		3,215	213,958
Willis Group Holding		3,770	140,998

MEDIA:	9.3%
Comcast Corp		5,765	160,959
Liberty Media Corp		14,525	126,658
Viacom		4,010	134,576

TECHNOLOGY:	17.0%
Cisco Systems, Inc.*		3,940	71,314
First Data Corp		5,045	219,458
Fiserv Inc.*		3,740	130,376
Intuit Inc.*		3,785	171,839
Microsoft Corp		6,585	182,075

TOTAL COMMON STOCKS (Cost $3,021,392)		103,940	3,268,836

US GOVERNMENT AGENCY OBLIGATIONS: 21.9% of net assets
Fannie Mae, 1.68%, 11/03/04		250,000	249,616
Fannie Mae, 1.72%, 11/15/04		250,000	249,463
Fannie Mae, 1.615%, 11/17/04		250,000	249,476
Fannie Mae, 1.81%, 11/29/04		250,000	249,258

TOTAL US GOVERNMENT AGENCY OBLIGATIONS
(Cost $997,813)			997,813

REPURCHASE AGREEMENT: 6.4% of net assets
With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $297,804 in United States Treasury Notes due 5/15/06.

Proceeds at maturity are $292,012 (Cost $292,000).			292,000

TOTAL INVESTMENTS:100.1% of net assets (Cost $4,311,205)			4,558,649

CASH AND RECEIVABLES LESS LIABILITIES: (0.1)% of net assets			(4,867)

NET ASSETS: 100.00%			4,553,782

*Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: November 12, 2004

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 12, 2004